Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Beginning balance at Dec. 31, 2010	$ 144,333	$ 14,450	$ 43,790	$ 89,439	$ (3,346)
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively	(4,348)			(4,348)
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively	3,218	160	3,058
6,148 common shares repurchased	(250)	(13)	(237)
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively	110	11	99
Share based compensation expense	24		24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612, 1,058 and 4,261 for the period 2011, 2012 and 2013 respectively	4,211				4,211
Net earnings for the year	10,050			10,050
Ending balance at Dec. 31, 2011	157,348	14,608	46,734	95,141	865
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively	(6,243)			(6,243)
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively	4,518	212	4,306
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively	189	18	171
Share based compensation expense	31		31
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612, 1,058 and 4,261 for the period 2011, 2012 and 2013 respectively	1,707				1,707
Net earnings for the year	12,148			12,148
Ending balance at Dec. 31, 2012	169,698	14,838	51,242	101,046	2,572
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively	(4,464)			(4,464)
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively	3,248	147	3,101
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively	156	12	144
Share based compensation expense	32		32
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612, 1,058 and 4,261 for the period 2011, 2012 and 2013 respectively	(6,868)				(6,868)
Net earnings for the year	15,869			15,869
Ending balance at Dec. 31, 2013	$ 177,671	$ 14,997	$ 54,519	$ 112,451	$ (4,296)